Current and long-term debt - AVIC Lease Financing (Details) - AVIC Lease Financing [Member] $ in Millions		6 Months Ended
	Feb. 29, 2020 USD ($)	Jun. 30, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 8.0
Lease financing used to finance the lesser percentage of the purchase installation price of scrubbers	80.00%
Lease financing used to finance the percentage of the appreciated value of the vessel	80.00%
Lease Maturity, Term		3 years
Periodic payment per vessel	$ 0.2
London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	4.20%
Vessels [member] | MR [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements	2
Vessels [member] | LR2 [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements	2